8. Restricted cash (Tables)	12 Months Ended
Dec. 31, 2018
Restricted Cash Tables Abstract
Restricted cash
	December 31, 2018	December 31, 2017
Current
Agreement with the São Paulo municipal government (i)	19,977	12,055
Brazilian Federal Savings Bank – escrow deposits (ii)	5,880	1,209
Other	6,043	5,558
	31,900	18,822

(i)	Refers to the amount deducted from the 7.5% of Municipal revenue transferred to the Municipal Fund, corresponding to eventual amounts unpaid by direct management bodies, foundations and government agencies, as established in the agreement entered into with the municipal government of São Paulo; and

(ii)	Refers to savings account for receiving escrow deposits regarding lawsuits with final and unappealable decisions in favor of the Company, which are blocked as per contractual clause.